Financial Instruments - Summary Of Contingent Consideration (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Contingent Consideration [Abstract]
Balance at the beginning of the year		₨ (3,053)	₨ (4,329)
Additions		0	(1,662)
Reversals	[1]	1,300	1,671
Payouts		1,294	1,784
Finance expense (recognized)/reversed in consolidated statement of income		55	(131)
Translation adjustment		(25)	(386)
Balance at the end of the year		₨ (429)	₨ (3,053)

[1]	Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.